Accounts Receivable, Net - Schedule of Movements of Allowance for Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Movements of Allowance for Credit Losses [Abstract]
Opening balance
Acquisition of Alpha Mind	277
Recovery	(86)
Ending balance	¥ 191